Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
REVENUES
Interest revenue		$ 1,789,701	$ 521,018
Other revenue		45,464	8,207
TOTAL REVENUES		1,835,165	529,225
OPERATING EXPENSES
Salaries and compensation		2,126,243	1,889,136
Other operating expenses		1,399,157	904,920
Consulting		1,013,690	871,228
Provision for credit losses		1,134,518	614,684
Advertising		950,905	459,804
Rent		244,621	250,744
Travel, meals and entertainment		129,351	376,101
Depreciation and amortization		14,124	15,054
TOTAL OPERATING EXPENSES		7,012,609	5,381,671
LOSS FROM OPERATIONS		(5,177,444)	(4,852,446)
OTHER INCOME (EXPENSE)
Interest expense		(527,921)	(558,257)
Miscellaneous income (expense)		7,167	8,949
TOTAL OTHER INCOME (EXPENSE)		(520,754)	(549,308)
NET LOSS		(5,698,198)	(5,401,754)
Dividends on preferred shares		(311,056)	(204,526)
Net loss attributable to common stockholders		$ (6,009,254)	$ (5,606,280)
Net loss attributable to common stock per share, basic and diluted *	[1]	$ (0.25)	$ (0.42)
Weighted average number of common shares outstanding, basic and diluted *	[1]	23,812,576	13,345,142

[1]	The consolidated Financial Statements have been retroactively restated to reflect the 100-for-1 reverse split that occurred on June 17, 2015